Components of Income from Continuing Operations Before Income Tax (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes	¥ (24,409)	¥ 1,259	¥ 18,243	¥ 18,334	¥ 13,427	¥ 70,856	¥ 81,966
The Company and domestic subsidiaries
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes					(7,473)	46,181	22,311
Foreign Subsidiaries
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income from continuing operations before income taxes					¥ 20,900	¥ 24,675	¥ 59,655